Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Allowance for doubtful accounts at beginning of period			$ (693)
Allowance for doubtful accounts at end of period		$ (693)	(1,843)
Successor [Member]
Allowance for doubtful accounts at beginning of period			(693)
Add: additional allowance for the year		(693)	(1,771)
Less: bad debt expense			621
Allowance for doubtful accounts at end of period		(693)	$ (1,843)
Predecessor [Member] | NPS Holdings Limited [Member]
Allowance for doubtful accounts at beginning of period	(4,106)	$ (4,106)		$ (3,772)
Add: additional allowance for the year				(1,605)
Less: bad debt expense				1,271
Allowance for doubtful accounts at end of period	$ (4,106)			$ (4,106)